NATIONWIDE

VARIABLE

ACCOUNT-6

Annual Report

to

Contract Owners

December 31, 2012

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-6:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-6 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2012, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2012, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2013

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Assets:
Investments at fair value:

NVIT Government Bond Fund - Class I (GBF)
7,209 shares (cost $85,804)	$83,837
NVIT Money Market Fund - Class I (SAM)
9,849,479 shares (cost $9,849,479)	9,849,479
NVIT Large Cap Growth Fund - Class I (NVOLG1)
22,240 shares (cost $336,922)	384,973
High Income Portfolio - Initial Class (FHIP)
21,957 shares (cost $110,694)	127,573
VIP Asset Manager Portfolio - Initial Class (FAMP)
30,043 shares (cost $418,611)	455,747
VIP Overseas Portfolio - Initial Class (FOP)
4,945 shares (cost $95,491)	79,559
VIP Overseas Portfolio - Initial Class R (FOPR)
1,379 shares (cost $18,636)	22,126
Advantage - VT International Equity Fund - Class 1 (WFVIE1)
1,051,316 shares (cost $4,976,948)	5,193,501
Advantage - VT Small Cap Growth Fund - Class 1 (WFVSG1)
161,349 shares (cost $1,044,946)	1,279,495
Advantage - VT Small Cap Value Fund - Class 1 (WFVSV1)
502,573 shares (cost $3,724,299)	4,729,212
Advantage - VT Opportunity Fund - Class 1 (WFVOP1)
900,274 shares (cost $14,887,274)	18,023,490
VT Omega Growth - Class 1 (EVOM)
505,894 shares (cost $7,932,371)	12,930,658

Total Investments	$53,159,650

Accounts Payable	(49)

$53,159,601

Contract Owners’ Equity:
Accumulation units	53,159,601

Total Contract Owners’ Equity (note 5)	$53,159,601

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	Total	GBF	SAM	NVOLG1	FHIP	FAMP	FOP	FOPR
Reinvested dividends	$265,541	1,999	-	2,766	7,183	6,937	1,492	416
Mortality and expense risk charges (note 2)	(790,034)	(1,867)	(154,755)	(7,550)	(1,755)	(6,357)	(1,107)	(326)

Net investment income (loss)	(524,493)	132	(154,755)	(4,784)	5,428	580	385	90

Realized gain (loss) on investments	1,837,831	231	-	23,982	(55)	417	(397)	(1,825)
Change in unrealized gain (loss) on investments	3,520,720	(2,556)	-	63,433	9,326	41,556	13,167	5,533

Net gain (loss) on investments	5,358,551	(2,325)	-	87,415	9,271	41,973	12,770	3,708

Reinvested capital gains	1,347,315	4,514	-	-	-	3,322	257	72

Net increase (decrease) in contract owners’ equity resulting from operations	$6,181,373	2,321	(154,755)	82,631	14,699	45,875	13,412	3,870

Investment Activity:	WFVIE1	WFVSG1	WFVSV1	WFVOP1	EVOM
Reinvested dividends	$83,860	-	55,728	105,160	-
Mortality and expense risk charges (note 2)	(72,968)	(20,081)	(68,516)	(258,954)	(195,798)

Net investment income (loss)	10,892	(20,081)	(12,788)	(153,794)	(195,798)

Realized gain (loss) on investments	13,465	101,778	139,543	394,416	1,166,276
Change in unrealized gain (loss) on investments	225,751	(34,192)	458,308	2,215,961	524,433

Net gain (loss) on investments	239,216	67,586	597,851	2,610,377	1,690,709

Reinvested capital gains	339,840	64,067	-	6,313	928,930

Net increase (decrease) in contract owners’ equity resulting from operations	$589,948	111,572	585,063	2,462,896	2,423,841

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	Total		GBF		SAM		NVOLG1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(524,493)	(576,062)	132	2,371	(154,755)	(198,814)	(4,784)	(4,029)
Realized gain (loss) on investments	1,837,831	(2,772,512)	231	(3,524)	-	-	23,982	(401)
Change in unrealized gain (loss) on investments	3,520,720	(6,538,896)	(2,556)	8,017	-	-	63,433	(17,274)
Reinvested capital gains	1,347,315	5,636,615	4,514	432	-	-	-	2,021

Net increase (decrease) in contract owners’ equity resulting from operations	6,181,373	(4,250,855)	2,321	7,296	(154,755)	(198,814)	82,631	(19,683)

Equity transactions:
Purchase payments received from contract owners (note 3)	615,579	331,302	-	-	453,034	136,286	-	-
Transfers between funds	-	-	-	40,688	484,229	939,762	-	(6,129)
Redemptions (note 3)	(10,057,573)	(14,093,715)	(65,854)	(149,468)	(2,978,866)	(4,898,388)	(203,188)	(43,546)
Annuity benefits	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(994)	(3,285)	-	-	(404)	(182)	-	-
Adjustments to maintain reserves	(142)	976	10	3	(34)	(10)	(8)	(12)

Net equity transactions	(9,443,130)	(13,764,722)	(65,844)	(108,777)	(2,042,041)	(3,822,532)	(203,196)	(49,687)

Net change in contract owners’ equity	(3,261,757)	(18,015,577)	(63,523)	(101,481)	(2,196,796)	(4,021,346)	(120,565)	(69,370)
Contract owners’ equity beginning of period	56,421,358	74,436,935	147,366	248,847	12,046,268	16,067,614	505,536	574,906

Contract owners’ equity end of period	$53,159,601	56,421,358	83,843	147,366	9,849,472	12,046,268	384,971	505,536

CHANGES IN UNITS:
Beginning units	4,514,414	4,455,138	7,542	13,470	960,256	1,262,933	37,784	41,422
Units purchased	104,799	1,979,881	-	2,089	80,151	97,390	-	-
Units redeemed	(786,038)	(1,920,605)	(3,319)	(8,017)	(244,087)	(400,067)	(13,196)	(3,638)

Ending units	3,833,175	4,514,414	4,223	7,542	796,320	960,256	24,588	37,784

								(Continued )

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FHIP		FAMP		FOP		FOPR
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$5,428	6,101	580	2,469	385	(277)	90	14
Realized gain (loss) on investments	(55)	(4,590)	417	(122)	(397)	6,445	(1,825)	(433)
Change in unrealized gain (loss) on investments	9,326	2,277	41,556	(22,078)	13,167	(25,413)	5,533	(4,663)
Reinvested capital gains	-	-	3,322	2,151	257	232	72	51

Net increase (decrease) in contract owners’ equity resulting from operations	14,699	3,788	45,875	(17,580)	13,412	(19,013)	3,870	(5,031)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	(201)	(334)	-	-	(44)	765
Redemptions (note 3)	(5,112)	(53,825)	(17,520)	(11,163)	(12,802)	(32,245)	(5,058)	(1,749)
Annuity benefits	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(11)	10	(2)	(5)	(16)	6	(10)	4

Net equity transactions	(5,123)	(53,815)	(17,723)	(11,502)	(12,818)	(32,239)	(5,112)	(980)

Net change in contract owners’ equity	9,576	(50,027)	28,152	(29,082)	594	(51,252)	(1,242)	(6,011)
Contract owners’ equity beginning of period	117,996	168,023	427,589	456,671	78,956	130,208	23,364	29,375

Contract owners’ equity end of period	$127,572	117,996	455,741	427,589	79,550	78,956	22,122	23,364

CHANGES IN UNITS:
Beginning units	7,466	10,907	22,311	22,894	5,485	7,388	1,917	1,969
Units purchased	-	-	-	-	-	-	-	76
Units redeemed	(298)	(3,441)	(869)	(583)	(842)	(1,903)	(392)	(128)

Ending units	7,168	7,466	21,442	22,311	4,643	5,485	1,525	1,917

								(Continued )

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WFVIE1		WFVSG1		WFVSV1		WFVOP1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$10,892	(50,113)	(20,081)	(23,950)	(12,788)	(30,887)	(153,794)	(89,049)
Realized gain (loss) on investments	13,465	173,193	101,778	83,800	139,543	243,544	394,416	32,032
Change in unrealized gain (loss) on investments	225,751	(1,324,523)	(34,192)	(154,684)	458,308	(711,508)	2,215,961	920,255
Reinvested capital gains	339,840	285,965	64,067	-	-	-	6,313	-

Net increase (decrease) in contract owners’ equity resulting from operations	589,948	(915,478)	111,572	(94,834)	585,063	(498,851)	2,462,896	863,238

Equity transactions:
Purchase payments received from contract owners (note 3)	22,409	60,808	4,471	6,154	18,098	28,002	79,040	22,682
Transfers between funds	(39,601)	(113,319)	(4,236)	32,008	(67,447)	(298,801)	(155,150)	18,416,271
Redemptions (note 3)	(677,725)	(1,030,511)	(351,020)	(339,623)	(636,633)	(1,190,251)	(2,599,613)	(1,065,129)
Annuity benefits	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(22)	(478)	-	(460)	-	(874)	(551)	(169)
Adjustments to maintain reserves	(2)	(1,581)	(26)	235	(20)	1,775	(22)	(12)

Net equity transactions	(694,941)	(1,085,081)	(350,811)	(301,686)	(686,002)	(1,460,149)	(2,676,296)	17,373,643

Net change in contract owners’ equity	(104,993)	(2,000,559)	(239,239)	(396,520)	(100,939)	(1,959,000)	(213,400)	18,236,881
Contract owners’ equity beginning of period	5,298,493	7,299,052	1,518,722	1,915,242	4,830,151	6,789,151	18,236,881	-

Contract owners’ equity end of period	$5,193,500	5,298,493	1,279,483	1,518,722	4,729,212	4,830,151	18,023,481	18,236,881

CHANGES IN UNITS:
Beginning units	508,986	602,938	125,965	149,831	431,922	556,377	1,740,020	-
Units purchased	4,994	9,644	2,558	4,200	3,401	4,422	9,692	1,854,714
Units redeemed	(68,880)	(103,596)	(28,966)	(28,066)	(60,181)	(128,877)	(243,591)	(114,694)

Ending units	445,100	508,986	99,557	125,965	375,142	431,922	1,506,121	1,740,020

								(Continued )

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	EVOM		EVGI
	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(195,798)	(216,841)	-	26,943
Realized gain (loss) on investments	1,166,276	896,110	-	(4,198,566)
Change in unrealized gain (loss) on investments	524,433	(1,787,460)	-	(3,421,842)
Reinvested capital gains	928,930	133,034	-	5,212,729

Net increase (decrease) in contract owners’ equity resulting from operations	2,423,841	(975,157)	-	(2,380,736)

Equity transactions:
Purchase payments received from contract owners (note 3)	38,527	28,667	-	48,703
Transfers between funds	(217,550)	(113,650)	-	(18,897,261)
Redemptions (note 3)	(2,504,182)	(2,412,333)	-	(2,865,484)
Annuity benefits	-	-	-	-
Contingent deferred sales charges (note 2)	(17)	(501)	-	(621)
Adjustments to maintain reserves	(1)	379	-	184

Net equity transactions	(2,683,223)	(2,497,438)	-	(21,714,479)

Net change in contract owners’ equity	(259,382)	(3,472,595)	-	(24,095,215)
Contract owners’ equity beginning of period	13,190,036	16,662,631	-	24,095,215

Contract owners’ equity end of period	$12,930,654	13,190,036	-	-

CHANGES IN UNITS:
Beginning units	664,760	783,674	-	1,001,335
Units purchased	4,003	4,027	-	3,319
Units redeemed	(121,417)	(122,941)	-	(1,004,654)

Ending units	547,346	664,760	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-6 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on February 2, 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

NATIONWIDE FUNDS GROUP

NVIT Government Bond Fund - Class I (GBF)

NVIT Money Market Fund - Class I (SAM)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Initial Class (FGOP)*

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Initial Class R (FOPR)

WELLS FARGO FUNDS

Advantage - VT International Equity Fund - Class 1 (WFVIE1)

Advantage - VT Small Cap Growth Fund - Class 1 (WFVSG1)

Advantage - VT Small Cap Value Fund - Class 1 (WFVSV1)

Advantage - VT Opportunity Fund - Class 1 (WFVOP1)

VT Omega Growth - Class 1 (EVOM)

* At December 31, 2012, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2012 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7.0% of purchase payments redeemed from Evergreen Ultra Advantage contracts and 6.0% of purchase payments redeemed from Evergreen Ultra Advantage Plus contracts. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0.0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company also deducts a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 1.25%, and an administrative charge of 0.15%, for a total variable account charge of 1.40%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2012 and 2011, total transfers to the Account from the fixed account were $35,545 and $39,032 respectively, and transfers from the Account to the fixed account were $1,073,890 and $1,684,518, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $153,448 and $154,358 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2012 and 2011, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2012.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$53,159,650	$0	$0	$53,159,650

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2012 were as follows:

		Purchases of Investments	Sales of Investments
NVIT Government Bond Fund - Class I (GBF)		$6,513	$67,725
NVIT Money Market Fund - Class I (SAM)		477,516	2,674,294
NVIT Large Cap Growth Fund - Class I (NVOLG1)		2,766	210,743
High Income Portfolio - Initial Class (FHIP)		7,183	6,870
VIP Asset Manager Portfolio - Initial Class (FAMP)		10,259	24,083
VIP Overseas Portfolio - Initial Class (FOP)		1,748	13,913
VIP Overseas Portfolio - Initial Class R (FOPR)		487	5,430
Advantage - VT International Equity Fund - Class 1 (WFVIE1)		435,202	779,418
Advantage - VT Small Cap Growth Fund - Class 1 (WFVSG1)		91,075	397,883
Advantage - VT Small Cap Value Fund - Class 1 (WFVSV1)		63,455	762,244
Advantage - VT Opportunity Fund - Class 1 (WFVOP1)		122,581	2,946,352
VT Omega Growth - Class 1 (EVOM)		956,488	2,906,598

	Total	$2,175,273	$10,795,553

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2012, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2012. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Government Bond Fund - Class I (GBF)
2012	1.40%	4,223	$19.854004	$83,843	1.53%	1.61%
2011	1.40%	7,542	19.539322	147,366	2.82%	5.76%
2010	1.40%	13,470	18.475568	248,847	2.94%	3.31%
2009	1.40%	12,437	17.882763	222,409	3.56%	1.25%
2008	1.40%	5,360	17.661841	94,667	4.16%	6.21%
NVIT Money Market Fund - Class I (SAM)
2012	1.40%	796,320	12.368735	9,849,472	0.00%	-1.40%
2011	1.40%	960,256	12.544839	12,046,268	0.00%	-1.40%
2010	1.40%	1,262,933	12.722460	16,067,614	0.00%	-1.40%
2009	1.40%	402,766	12.903085	5,196,924	0.05%	-1.36%
2008	1.40%	574,842	13.080803	7,519,395	2.11%	0.62%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2012	1.40%	24,588	15.656863	384,971	0.52%	17.02%
2011	1.40%	37,784	13.379633	505,536	0.68%	-3.60%
2010	1.40%	41,422	13.879239	574,906	0.00%	7.28%
High Income Portfolio - Initial Class (FHIP)
2012	1.40%	7,168	17.797368	127,572	5.78%	12.63%
2011	1.40%	7,466	15.802260	117,996	5.45%	2.58%
2010	1.40%	10,907	15.405041	168,023	7.76%	12.23%
2009	1.40%	11,554	13.726238	158,593	6.16%	41.94%
2008	1.40%	20,659	9.670160	199,776	8.63%	-26.04%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2012	1.40%	21,442	21.254585	455,741	1.54%	10.90%
2011	1.40%	22,311	19.164932	427,589	1.94%	-3.92%
2010	1.40%	22,894	19.947208	456,671	1.77%	12.67%
2009	1.40%	22,603	17.704739	400,180	2.52%	27.31%
2008	1.40%	27,331	13.907251	380,099	2.32%	-29.72%
VIP Contrafund Portfolio - Initial Class (FCP)
2009	1.40%	22,120	21.325859	471,728	1.35%	33.81%
2008	1.40%	27,963	15.937430	445,658	0.79%	-43.32%
VIP Growth Opportunities Portfolio - Initial Class (FGOP)
2009	1.40%	9,779	9.588657	93,767	0.47%	43.81%
2008	1.40%	12,464	6.667612	83,105	0.25%	-55.65%
VIP Overseas Portfolio - Initial Class (FOP)
2012	1.40%	4,643	17.136784	79,550	1.89%	19.05%
2011	1.40%	5,485	14.394972	78,956	1.14%	-18.32%
2010	1.40%	7,388	17.624181	130,208	1.24%	11.53%
2009	1.40%	10,702	15.801833	169,111	2.07%	24.76%
2008	1.40%	12,932	12.665983	163,796	2.46%	-44.59%
VIP Overseas Portfolio - Initial Class R (FOPR)
2012	1.40%	1,525	14.506057	22,122	1.79%	19.02%
2011	1.40%	1,917	12.187950	23,364	1.42%	-18.30%
2010	1.40%	1,969	14.918680	29,375	1.40%	11.49%
2009	1.40%	2,279	13.380863	30,495	1.23%	24.83%
2008	1.40%	6,549	10.719167	70,200	2.99%	-44.60%
Advantage - VT International Equity Fund - Class 1 (WFVIE1)
2012	1.40%	445,100	11.668165	5,193,500	1.62%	12.09%
2011	1.40%	508,986	10.409921	5,298,493	0.62%	-14.01%
2010	1.40%	602,938	12.105829	7,299,052	0.00%	21.06%	7/16/2010
Advantage - VT Small Cap Growth Fund - Class 1 (WFVSG1)
2012	1.40%	99,557	12.851892	1,279,483	0.00%	6.60%
2011	1.40%	125,965	12.056700	1,518,722	0.00%	-5.68%
2010	1.40%	149,831	12.782681	1,915,242	0.00%	27.83%	7/16/2010
Advantage - VT Small Cap Value Fund - Class 1 (WFVSV1)
2012	1.40%	375,142	12.606456	4,729,212	1.15%	12.73%
2011	1.40%	431,922	11.182900	4,830,151	0.86%	-8.36%
2010	1.40%	556,377	12.202450	6,789,151	0.00%	22.02%	7/16/2010

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage - VT Opportunity Fund - Class 1 (WFVOP1)
2012	1.40%	1,506,121	$11.966829	$18,023,481	0.57%	14.18%
2011	1.40%	1,740,020	10.480846	18,236,881	0.00%	4.81%	8/26/2011
VT Omega Growth - Class 1 (EVOM)
2012	1.40%	547,346	23.624278	12,930,654	0.00%	19.06%
2011	1.40%	664,760	19.841832	13,190,036	0.00%	-6.68%
2010	1.40%	783,674	21.262169	16,662,631	0.86%	18.12%
2009	1.40%	926,687	18.000867	16,681,205	1.44%	41.95%
2008	1.40%	1,106,253	12.680850	14,028,228	0.00%	-28.22%
VA Diversified Capital Builder Fund - Class 1 (obsolete) (EVFF)
2009	1.40%	1,083,329	13.537287	14,665,322	3.36%	38.44%
2008	1.40%	1,354,501	9.778506	13,244,996	0.00%	-46.28%
VA Diversified Income Builder Fund - Class 1 (obsolete) (EVSI)
2009	1.40%	482,365	14.972696	7,222,289	5.60%	31.42%
2008	1.40%	652,995	11.393070	7,439,618	6.54%	-30.41%
VA Fundamental Large Cap Fund - Class 1 (obsolete) (EVGI)
2010	1.40%	1,001,335	24.063115	24,095,215	0.56%	14.83%
2009	1.40%	1,210,937	20.954649	25,374,759	1.16%	34.15%
2008	1.40%	1,538,771	15.619879	24,035,417	1.29%	-33.79%
VA Growth Fund - Class 1 (obsolete) (EVGR)
2009	1.40%	147,213	10.409754	1,532,440	0.01%	37.82%
2008	1.40%	185,262	7.553173	1,399,316	0.03%	-41.96%
VA International Equity Fund - Class 1 (obsolete) (EVIG)
2009	1.40%	538,897	13.418194	7,231,038	3.54%	14.32%
2008	1.40%	664,711	11.737211	7,801,853	0.00%	-42.31%
VA Special Values Fund - Class 1 (obsolete) (EVSC)
2009	1.40%	333,020	19.856022	6,612,472	0.61%	27.59%
2008	1.40%	434,499	15.562725	6,761,988	1.02%	-32.27%

2012	Contract owners equity:				$53,159,601
2011	Contract owners equity:				$56,421,358
2010	Contract owners equity:				$74,436,935
2009	Contract owners equity:				$86,062,732
2008	Contract owners equity:				$83,668,112

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.